Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39001
Entity Registrant Name	Blue Hat Interactive Entertainment Technology
Entity Central Index Key	0001759136
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building C, No. 1010
Entity Address, Address Line Three	Anling Road Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361009
Title of 12(b) Security	Ordinary Shares, par value $1 per share
Trading Symbol	BHAT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	493,820,989
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	No. 1010 Anling Road, Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361009
City Area Code	+ 86
Local Phone Number	592-228-0081
Contact Personnel Name	Xiaodong Chen
Contact Personnel Email Address	ir@bluehatgroup.net